Cost of revenue from services	6 Months Ended
Jun. 30, 2026
Cost of revenue from services [Abstract]
Cost of revenue from services
22.	Cost of revenue from services:

Cost of revenue from services includes the following:

	Six months ended June 30, 2025	Six months ended June 30, 2026
Personnel expenses	$6,503,679	$8,156,810
Rental expenses	824,015	889,673
Purchased services	597,676	351,994
Commissions (including $0, and $418,232 to related party for the six months ended June 30, 2025, and 2026, respectively, Note 3(a))	395,625	2,267,390
Other expenses	2,183,586	2,343,784
Total cost of revenue from services	$10,504,581	$14,009,651